INTANGIBLE ASSETS (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
INTANGIBLE ASSETS
Payments for the use of patents			$ 2,562	$ 2
Reconciliation of intangible assets
Balance as at beginning of year	$ 920
Balance as at ending of year	481	$ 920
COST
Reconciliation of intangible assets
Balance as at beginning of year	2,578	2,578
Write-off of assets	974
Balance as at ending of year	1,604	2,578	2,578
ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Balance as at beginning of year	(1,658)	(1,052)
Amortization	(438)	(606)
Write-off of assets	(974)
Balance as at ending of year	(1,123)	(1,658)	(1,052)
Software | COST
Reconciliation of intangible assets
Balance as at beginning of year	16	16
Write-off of assets	16
Balance as at ending of year		16	16
Software | ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Balance as at beginning of year	(16)	(7)
Amortization		(9)
Write-off of assets	(16)
Balance as at ending of year		(16)	(7)
Licenses
Reconciliation of intangible assets
Balance as at beginning of year	920
Balance as at ending of year	481	920
Licenses | COST
Reconciliation of intangible assets
Balance as at beginning of year	2,562	2,562
Write-off of assets	958
Balance as at ending of year	1,604	2,562	2,562
Licenses | ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Balance as at beginning of year	(1,642)	(1,045)
Amortization	(438)	(597)
Write-off of assets	(958)
Balance as at ending of year	$ (1,123)	$ (1,642)	$ (1,045)